Stockholders' Equity (Deficit) (Details Narrative) - USD ($)							1 Months Ended		12 Months Ended
	Jul. 24, 2015	May. 18, 2015	May. 18, 2015	Dec. 18, 2014	Mar. 21, 2014	Nov. 30, 2013	Sep. 30, 2015	Jul. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Nov. 10, 2014	Oct. 20, 2014	Jan. 07, 2014
Class of Stock [Line Items]
Stock issued during period, shares, new issues					7,140,823					36,570
Proceeds from issuance of common stock				$ 30					$ 1,340,000	$ 4,866,000
Additional paid in capital, total									119,797,000	$ 108,382,000
Stock issued during period, shares, acquisitions							47,382	69,231
Stock issued during period, value, acquisitions							$ 23,000	$ 45,000
Payments of stock issuance costs									$ 24,000
Class of warrant or right exercise price									$ 0.57	$ 0.33	$ 0.60		$ 0.30
Authorized value of rights offering												$ 3,000,000	$ 2,800,000
Class of warrant or right, number of securities called by each warrant or right											0.11901		0.28673
Class of warrant or right issued, shares				5,000,000
Class of warrant or right issued gross value received				$ 3,000,000	$ 2,100,000
Class of warrant or right issued net value received				1,100,000	581,000
Repayments of accrued interest on senior secured note				64,000		$ 61,000
Repayments of senior debt				1,750,000		$ 1,500,000				$ 3,250,000
Reimbursement of legal fee				$ 75,000
Legal fees					$ 128,000
Subscription rights percentage					77.00%
Private Placement [Member]
Class of Stock [Line Items]
Stock issued during period, shares, new issues		1,834,299	1,834,299
Proceeds from issuance of common stock		$ 1,230,000
Payments of stock issuance costs		$ 24,000
Class of warrant or right exercise price		$ 0.85	$ 0.85
Number of warrants issued during the period		917,149	917,149
Shares issued, price per share		$ 0.67	$ 0.67
Net proceeds from issuance of common stock		$ 1,205,000
Issuance of Restricted Stock to Nonemployees [Member]
Class of Stock [Line Items]
Payments of stock issuance costs									$ 23,000
Lincoln Park Capital Fund LLC [Member]
Class of Stock [Line Items]
Stock issued during period, value, new issues	$ 10,000,000
Limited liability company description for purchase shares level	direct Lincoln Park, at its sole discretion and subject to certain conditions, to purchase up to 100,000 shares of common stock on any business day, provided that at least one business day has passed since the most recent purchase, increasing to up to 200,000 shares depending upon the closing sale price of the common stock
Stock issued during period, shares, new issues							300,000
Limited liability company (llc) or limited partnership (lp), members or limited partners, ownership interest	9.99%
Limited liability company description for regular purchase	Regular Purchase be more than $500,000.
Stock issued during period, shares, other	250,000
Fair value of stock issued as commitment fee	$ 163,000
Share price							$ 0.45
Amortized commitment fee									163,000
Additional paid in capital, total							$ 135,000
Proactive Capital Resources Group [Member]
Class of Stock [Line Items]
Payments of stock issuance costs									$ 45,000